Offerings	Sep. 26, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.000001 per share
Offering Note	These ordinary shares are represented by American Depositary Shares (“ADSs”), each of which represents 100,000 ordinary shares of the registrant. ADSs issuable on deposit of the ordinary shares registered hereby have been registered pursuant to a separate Registration Statement on Form F-6, as amended (File No. 333-275909).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Debt Securities
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Rights
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 83,724,329.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,818.19
Offering Note	There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate number of warrants to purchase ordinary shares, and such indeterminate number of units, as shall have an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares represented by ADSs upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the ordinary shares represented by ADSs being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form F-3 under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.000001 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-267932
Carry Forward Initial Effective Date	Oct. 26, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-267932
Carry Forward Initial Effective Date	Oct. 26, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-267932
Carry Forward Initial Effective Date	Oct. 26, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 16,275,671.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-267932
Carry Forward Initial Effective Date	Oct. 26, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,881.20
Offering Note	The registrant previously paid registration fees in the aggregate of $6,060 with respect to the Registration Statement on Form F-3, as amended (Commission File No. 333-267932) (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities registered pursuant to this Registration Statement include an aggregate of $16,275,671 of securities previously registered on the Prior Registration Statement which remain unsold (the “Carried Unsold Securities”). Pursuant to Rule 415(a)(6), the registration fee of $1,881.20 associated with the offering of the Carried Unsold Securities is hereby applied to offset the registration fees associated with this Registration Statement and will continue to be applied to the Carried Unsold Securities registered pursuant to this Registration Statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Carried Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Carried Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this Registration Statement.